Commitments and Contingencies (Details Narrative) - USD ($)	3 Months Ended	6 Months Ended		12 Months Ended
	Jun. 30, 2022	Jun. 30, 2022	Jun. 30, 2021	Dec. 31, 2021	Dec. 31, 2020
UCLA TDG [Member]
Product Liability Contingency [Line Items]
License commitment fee		$ 500,000		$ 500,000
Proceeds from private placement percentage		2.00%		2.00%
License Agreement [Member]
Product Liability Contingency [Line Items]
Maintenance fees		$ 10,000		$ 10,000
Percentage of commercial sale of product		3.00%		3.00%
License Agreement [Member] | UCLA TDG [Member]
Product Liability Contingency [Line Items]
License commitment fee		$ 10,000	$ 45,500	$ 45,500	$ 102,293
Diligence fee	$ 8,000,000
License Agreement [Member] | UCLA TDG [Member] | First Subject in Feasibility Study [Member]
Product Liability Contingency [Line Items]
License commitment fee		100,000		100,000
License Agreement [Member] | UCLA TDG [Member] | First Subject in Pivotal Study [Member]
Product Liability Contingency [Line Items]
License commitment fee		250,000		250,000
License Agreement [Member] | UCLA TDG [Member] | Pre-Market Approval of Licensed Product or Licensed Method [Member]
Product Liability Contingency [Line Items]
License commitment fee		500,000		500,000
License Agreement [Member] | UCLA TDG [Member] | First Commercial Sale of Licensed Product or Licensed Method [Member]
Product Liability Contingency [Line Items]
License commitment fee		$ 1,000,000		$ 1,000,000
License Agreement [Member] | UCLA TDG [Member] | Minimum [Member]
Product Liability Contingency [Line Items]
Percentage of commercial sale of product		10.00%		10.00%
License Agreement [Member] | UCLA TDG [Member] | Maximum [Member]
Product Liability Contingency [Line Items]
Percentage of commercial sale of product		20.00%		20.00%
License Agreement [Member] | Third Party [Member]
Product Liability Contingency [Line Items]
Royalty percentage reduced		0.333%		0.333%
License Agreement [Member] | First Commercial Sale [Member]
Product Liability Contingency [Line Items]
Royalty expenses		$ 50,000		$ 50,000
License Agreement [Member] | After First Commercial Sale [Member]
Product Liability Contingency [Line Items]
Royalty expenses		$ 250,000		$ 250,000
License Agreement [Member] | Scenario One [Member] | UCLA TDG [Member]
Product Liability Contingency [Line Items]
Cumulative net sales description		Due upon cumulative Net Sales equaling $50,000,000 following the Triggering Sale Date - $2,000,000
License Agreement [Member] | Scenario Two [Member] | UCLA TDG [Member]
Product Liability Contingency [Line Items]
Cumulative net sales description		Due upon cumulative Net Sales equaling $100,000,000 following the Triggering Sale Date - $2,000,000
License Agreement [Member] | Scenario Three [Member] | UCLA TDG [Member]
Product Liability Contingency [Line Items]
Cumulative net sales description		Due upon cumulative Net Sales equaling $200,000,000 following the Triggering Sale Date - $4,000,000